REVENUE- Disclosure of disaggregation of revenue from contracts with customers (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of products and services [line items]
Total revenue from concentrate sales	$ 70,358	$ 53,955
Refined metal sales	147,281	151,508
Total revenue	217,639	205,463
Concentrate sales [Member]
Disclosure of products and services [line items]
Total revenue from concentrate sales	71,134	53,334
Provisional pricing adjustments [Member]
Disclosure of products and services [line items]
Total revenue from concentrate sales	$ (776)	$ 621